Expense Example	Macquarie VIP Growth and Income Series Standard Class Expense Example, with Redemption, 1 Year	Macquarie VIP Growth and Income Series Standard Class Expense Example, with Redemption, 3 Years	Macquarie VIP Growth and Income Series Standard Class Expense Example, with Redemption, 5 Years	Macquarie VIP Growth and Income Series Standard Class Expense Example, with Redemption, 10 Years	Macquarie VIP Growth Equity Series Standard Class Expense Example, with Redemption, 1 Year	Macquarie VIP Growth Equity Series Standard Class Expense Example, with Redemption, 3 Years	Macquarie VIP Growth Equity Series Standard Class Expense Example, with Redemption, 5 Years	Macquarie VIP Growth Equity Series Standard Class Expense Example, with Redemption, 10 Years	Macquarie VIP Small Cap Value Series Standard Class Expense Example, with Redemption, 1 Year	Macquarie VIP Small Cap Value Series Standard Class Expense Example, with Redemption, 3 Years	Macquarie VIP Small Cap Value Series Standard Class Expense Example, with Redemption, 5 Years	Macquarie VIP Small Cap Value Series Standard Class Expense Example, with Redemption, 10 Years	Macquarie VIP Small Cap Value Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Small Cap Value Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Small Cap Value Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Small Cap Value Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Opportunity Series Standard Class Expense Example, with Redemption, 1 Year	Macquarie VIP Opportunity Series Standard Class Expense Example, with Redemption, 3 Years	Macquarie VIP Opportunity Series Standard Class Expense Example, with Redemption, 5 Years	Macquarie VIP Opportunity Series Standard Class Expense Example, with Redemption, 10 Years	Macquarie VIP Fund for Income Series Standard Class Expense Example, with Redemption, 1 Year	Macquarie VIP Fund for Income Series Standard Class Expense Example, with Redemption, 3 Years	Macquarie VIP Fund for Income Series Standard Class Expense Example, with Redemption, 5 Years	Macquarie VIP Fund for Income Series Standard Class Expense Example, with Redemption, 10 Years	Macquarie VIP Fund for Income Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Fund for Income Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Fund for Income Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Fund for Income Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Investment Grade Series Standard Class Expense Example, with Redemption, 1 Year	Macquarie VIP Investment Grade Series Standard Class Expense Example, with Redemption, 3 Years	Macquarie VIP Investment Grade Series Standard Class Expense Example, with Redemption, 5 Years	Macquarie VIP Investment Grade Series Standard Class Expense Example, with Redemption, 10 Years	Macquarie VIP Investment Grade Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Investment Grade Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Investment Grade Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Investment Grade Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Limited Duration Bond Series Standard Class Expense Example, with Redemption, 1 Year	Macquarie VIP Limited Duration Bond Series Standard Class Expense Example, with Redemption, 3 Years	Macquarie VIP Limited Duration Bond Series Standard Class Expense Example, with Redemption, 5 Years	Macquarie VIP Limited Duration Bond Series Standard Class Expense Example, with Redemption, 10 Years	Macquarie VIP Emerging Markets Series Standard Class Expense Example, with Redemption, 1 Year	Macquarie VIP Emerging Markets Series Standard Class Expense Example, with Redemption, 3 Years	Macquarie VIP Emerging Markets Series Standard Class Expense Example, with Redemption, 5 Years	Macquarie VIP Emerging Markets Series Standard Class Expense Example, with Redemption, 10 Years	Macquarie VIP Emerging Markets Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Emerging Markets Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Emerging Markets Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Emerging Markets Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Total Return Series Standard Class Expense Example, with Redemption, 1 Year	Macquarie VIP Total Return Series Standard Class Expense Example, with Redemption, 3 Years	Macquarie VIP Total Return Series Standard Class Expense Example, with Redemption, 5 Years	Macquarie VIP Total Return Series Standard Class Expense Example, with Redemption, 10 Years	Macquarie VIP Total Return Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Total Return Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Total Return Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Total Return Series Service Class Expense Example, with Redemption, 10 Years
USD ($)	69	218	379	847	77	240	417	930	76	237	411	918	106	331	574	1,271	85	276	483	1,080	77	259	457	1,029	107	353	619	1,378	64	249	450	1,029	95	344	612	1,378	55	303	570	1,332	118	407	717	1,597	149	500	875	1,929	87	308	547	1,232	117	402	707	1,575